Equity Method Investment in Smackover Lithium	6 Months Ended
Jun. 30, 2026
Equity Method Investment in Smackover Lithium
Equity Method Investment in Smackover Lithium
4.
Equity Method Investment in Smackover Lithium

On May 7, 2024, the Company and Equinor TDI Holdings LLC ("Equinor"), a Delaware limited liability company, entered into a membership interest purchase and sale agreement (the "Agreement"), in which Equinor acquired interests in two former Standard Lithium wholly-owned subsidiaries, one of which holds the resource development project in southwest Arkansas ("South West Arkansas Project") and the other holds prospective lithium brine areas within the Smackover Formation in East Texas (the "East Texas Properties"). The South West Arkansas Project is held through SWA Lithium Financing, LLC and its subsidiary SWA Lithium LLC ("SWA Lithium"), and the East Texas Properties are held through Texas

Lithium Financing, LLC ("Texas Lithium"). Each entity forms part of Smackover Lithium ("Smackover Lithium"), the Company's joint venture with Equinor.

Pursuant to the terms of the Agreement, Equinor acquired a 45% interest in each of the former subsidiaries, and the Company retained a 55% interest for an initial cash payment of $30.0 million to the Company and the commitment to invest an additional $130.0 million as follows:

•
Equinor solely funded the first $40.0 million and $20.0 million of development costs for SWA Lithium and Texas Lithium, respectively. Additional capital expenditures are funded on a pro-rata basis; and
•
Standard Lithium will receive milestone payments of $40.0 million associated with SWA Lithium and $30.0 million associated with Texas Lithium subject to final investment decisions ("FID") being made by January 1, 2027 and January 1, 2029, respectively.

Changes in the Company's investment in Smackover Lithium for the six months ended June 30, 2026 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance at December 31, 2025	$105,165	$63,703	$168,868
Capital contributions	15,125	12,100	27,225
Loss from investment in Smackover Lithium	(2,533)	(447)	(2,980)
Balance at June 30, 2026	$117,757	$75,356	$193,113

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended June 30, 2026 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$2,243	$442	$2,685
Company’s share of net loss	$1,234	$244	$1,478

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the six months ended June 30, 2026 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$4,606	$812	$5,418
Company’s share of net loss	$2,533	$447	$2,980

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended June 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$1,855	$435	$2,290
Company’s share of net loss	$1,020	$240	$1,260

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the six months ended June 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$3,362	$718	$4,080
Company’s share of net loss	$1,849	$395	$2,244

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of June 30, 2026 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$21,120	$15,346	$36,466
Non-current assets	96,525	82,084	178,609
Total assets	117,645	97,430	215,075
Current liabilities	6,155	5,518	11,673
Total liabilities	6,155	5,518	11,673
Net assets	$111,490	$91,912	$203,402
Company’s share of Smackover Lithium	61,320	50,552	111,872
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$117,757	$75,356	$193,113

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of December 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,741	$10,989	$23,730
Non-current assets	82,994	64,392	147,386
Total assets	95,735	75,381	171,116
Current liabilities	7,139	4,656	11,795
Total liabilities	7,139	4,656	11,795
Net assets	$88,596	$70,725	$159,321
Company’s share of Smackover Lithium	48,728	38,899	87,627
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$105,165	$63,703	$168,868

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

South West Arkansas Project

The South West Arkansas Project is maintained pursuant to an option agreement dated December 29, 2017, between TETRA Technologies Inc. ("TETRA") and the Company (the "TETRA Option Agreement"). Pursuant to the TETRA Option

Agreement, the Company acquired certain rights to conduct brine exploration and production and for lithium extraction activities in Arkansas.

On October 31, 2023, the aforementioned option was exercised to acquire brine production rights for the exploration and production of lithium, for the South West Arkansas Project, subject to a 2.5% royalty on gross revenue following the commencement of commercial production.

In October 2025, Front-End Engineering Design ("FEED") and a Definitive Feasibility Study ("DFS") were completed for the South West Arkansas Project.

On March 9, 2026, Smackover Lithium entered into a binding take-or-pay offtake agreement with Trafigura Trading LLC ("Trafigura") for the purchase by Trafigura of battery-quality lithium carbonate to be produced from the South West Arkansas Project (the "Trafigura Offtake Agreement"). Under the terms of the Trafigura Offtake Agreement, Smackover Lithium will supply Trafigura with 8,000 metric tons per year of battery-quality lithium carbonate over a 10-year period, beginning at the start of commercial production. Terms of the agreement are structured to support the anticipated financing for the South West Arkansas Project.

In May 2026, Smackover Lithium also awarded a key engineering, procurement and construction management contract for the South West Arkansas Project to Wood Group USA Inc. in connection with its well fields, and a key engineering, procurement, construction and commissioning contract to S&B Engineers and Constructors for the central processing facility at the South West Arkansas Project.

East Texas Properties

The East Texas Properties include leases for certain properties in East Texas that are prospective for lithium brine development.

On September 24, 2025, Smackover Lithium reported a maiden inferred mineral resource estimate for the Franklin project located within the East Texas Properties (the "Franklin Project"). The Franklin Project represents the initial project of Smackover Lithium's broader East Texas development strategy.

The Company continues to evaluate additional mineral leasehold acquisitions and to advance exploration and development activities within the East Texas Properties through its joint venture arrangements.